ASSETS HELD FOR SALE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 17, 2020	Jun. 26, 2021	Jun. 26, 2021	Dec. 25, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value based on exit price				$ 73,000
Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impairment charge		$ 789,709
Medmen Enterprises Inc. [Member] | Separate Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Agreement Description			non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell
Medmen Enterprises Inc. [Member] | Purchase agreement [Member] | Third party [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gain on sale of membership interests		255,391
Purchase consideration for ownership interest		3,750,000	$ 3,750,000
Purchase consideration, cash consideration		3,500,000
Equity consideration		250,000
July 1, 2020 [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration		20,000,000
Cash received		10,000,000
Additional Cash	$ 8,000,000
Secured promissory note		2,000,000
Gain on sale of membership interests		$ 12,415,479